Introduction and overview of Group's risk management - Fitch Credit ratings (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other receivables	$ 51.6	$ 44.4
AAA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other receivables	0.8	1.6
A
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other receivables	1.3	0.1
B
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other receivables	0.4	15.0
BBB-
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other receivables	0.5	0.1
C
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other receivables	0.3
Not rated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other receivables	48.3	$ 27.6
Not rated | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other receivables	$ 18.2